SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

April 17, 2020

VIA EDGAR

Mr. John Grzeskiewicz

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:

Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (the “Company”) relating to BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund

Dear Mr. Grzeskiewicz:

On behalf of the Company, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 108 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”), BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage U.S. Total Market V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund (the “Variable Funds”).

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

April 17, 2020

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on May 1, 2020.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement, (ii) adding the prospectuses of the other fourteen series of the Company, the “Other Important Information” section of the prospectuses applicable to Class II Shares of the Variable Funds and the Statement of Additional Information: Part II related to the BlackRock Government Money Market V.I. Fund to the Registration Statement, (iii) updating the Variable Funds’ financial statements under Section 10(a)(3) of the Securities Act, and (iv) making certain other non-material changes which the Variable Funds deemed appropriate. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Company’s responses to the telephonic comments provided by John Grzeskiewicz of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on March 27, 2020 regarding the Company’s Post-Effective Amendment No. 106 to its Registration Statement with respect to the Fund filed with the Commission on February 14, 2020 for the purpose of revising the Fund’s investment strategies and risk factors. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Company. The Company’s responses to the Staff’s comments are set out immediately under the restated comment. References to “Prospectus” below refer to the prospectus of the Fund. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus: Fees and Expenses of the Fund

Comment 1:    Please provide the Staff with a completed fee table and complete expense examples at least one week before effectiveness of the registration statement.

Response:    A completed Fee Table and complete Expense Examples were provided supplementally to the Staff on April 10, 2020.

Comment 2:    Please advise if the Fund’s total annual fund operating expenses provided in the Amendment are higher, lower or materially the same as the total annual fund operating expenses of the Fund prior to the implementation of the changes to the Fund’s investment strategies provided in the supplement filed on May 1, 2019 pursuant to Rule 497(e).

April 17, 2020

Response:    The Fund confirms that the Fund’s total annual fund operating expenses provided in the Amendment are lower than the total annual fund operating expenses provided in the supplement filed on May 1, 2019 pursuant to Rule 497(e) disclosing the change in the Fund’s investment strategies. Please see the completed Fee Table in response to Comment 1 for your reference.

Comment 3:    Footnote 2 to the Fee Table discusses the Fund’s fee waivers and expense reimbursements and also notes the possibility that the investment adviser may recoup some of those fee waivers and/or expense reimbursements. Please advise if the limits on the fee waivers and/or expense reimbursements and/or the recoupment provision have changed as a result of the changes to the Fund’s investment strategies. If such limits changed, please explain how the Fund takes these changes into account in calculating and allocating expenses to the Fund before and after the changes went into effect.

Response:    The Fund confirms that the limits on the fee waivers and/or expenses and the recoupment provision have not changed as a result of the change in the Fund’s investment strategies. The Company’s Board of Directors recently approved the termination of the recoupment provisions for the Fund effective April 30, 2021, but the termination is unrelated to the change in the Fund’s investment strategies.

Prospectus: Principal Investment Strategies of the Fund

Comment 4:    The Staff notes that the Fund’s principal investment strategies state that certain fixed-income exchange-traded funds (“ETFs”) in which the Fund may invest may include ETFs that invest in junk bonds. Please advise if there are any limits on the Fund’s indirect investment in junk bonds.

Response:    The Fund does not currently have any limits on its indirect investments in junk bonds.

Comment 5:    The Staff notes that the Fund’s principal investment strategies state that underlying ETFs may invest in derivatives. Please advise how the Fund treats derivatives for purposes of the 60/40 equity/debt allocation.

Response:    The Fund notes that the principal investments strategies state that “[t]he Fund generally expects to invest approximately 60% of its portfolio in equity ETFs and approximately 40% of its portfolio in fixed-income ETFs.” Each underlying ETF is classified as either an equity ETF or a fixed-income ETF based on the types of instruments in which the underlying ETF primarily invests. An underlying ETF’s use of derivatives will not impact its classification as either a fund that invests primarily in equity securities (an “equity ETF”) or a fund that invests primarily in fixed income securities (a “fixed-income ETF”).

April 17, 2020

Prospectus: Principal Risks of Investing in the Fund

Comment 6:    The Staff notes that the risk factors are in alphabetical order. The Staff suggests that the Fund consider changing the order of the risk factors in the section entitled “Fund Overview—Key Facts About BlackRock 60/40 Target Allocation ETF V.I. Fund—Principal Risks of Investing in the Fund” so that the most prominent or significant risks of investing in the Fund are listed toward the beginning of the risk factors.

Response:    The Fund has reviewed the risk disclosure and respectfully submits that the current order of the risk factors is appropriate. The Fund also notes that it has included the following disclosure in the sections entitled “Fund Overview—Key Facts About BlackRock 60/40 Target Allocation ETF V.I. Fund—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks”:

“The order of the below risk factors does not indicate the significance of any particular risk factor.”

Comment 7:    Please consider whether the Fund’s risk factors should be revised or supplemented in light of the health crisis related to the novel coronavirus.

Response:     The Fund filed a supplement pursuant to Rule 497(e) on March 10, 2020, which is reflected in the Amendment. This supplement amended the Fund’s disclosure on the health crisis related to the novel coronavirus in “Principal Risks of Investing in the Fund—Market and Selection Risk” of the Fund’s Prospectus and “Investment Risks and Considerations—Investment in Emerging Markets—China Investment Risk” and “Investment Risks and Considerations—Recent Market Events,” each in Part II of the Fund’s Statement of Additional Information.

Prospectus: Performance Information

Comment 8: Confirm that the Fund’s performance benchmark indices did not change as a result of the change in the Fund’s investment strategies.

Response: The Fund confirms that the Fund’s performance benchmark indices did not change as a result of the change in the Fund’s investment strategies.

Comment 9: Confirm that the portfolio managers of the Fund did not change as a result of the change in the Fund’s investment strategies.

Response: The Fund confirms that the portfolio managers of the Fund did not change as a result of the change in the Fund’s investment strategies.

April 17, 2020

Prospectus: Details About the Fund—How the Fund Invests—Principal Investment Strategies

Comment 10: Consider clarifying in the sections entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” or “Fund Overview—Key Facts about BlackRock 60/40 Target Allocation ETF V.I. Fund—Principal Investment Strategies” that, although the Fund invests in ETFs, the Fund itself is not an ETF.

Response: In response to the Staff’s comment, the Fund has added disclosure in “Details About the Fund—How the Fund Invests—Principal Investment Strategies” as follows:

“Although the Fund invests in ETFs, the Fund itself is not an ETF.”

Comment 11: Please advise whether the Fund invests in any underlying ETF as an authorized participant.

Response: The Fund confirms that it does not invest in any underlying ETF as an authorized participant.

Prospectus: Management of the Funds

Comment 12: In the section entitled “Dividends and Taxes,” the header to the last paragraph (explaining the treatment of dividends distributed by other series of the Company) states “All Funds (except BlackRock 60/40 Target Allocation ETF V.I. Fund).” Please consider disclosing the tax treatment of dividends distributed by the Fund.

Response: In response to the Staff’s comment, the Fund has removed the header excepting the Fund from the referenced disclosure explaining the tax treatment of dividend distributions by the series of the Company.

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Company’s Registration Statement.

April 17, 2020

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn
Jason Rosenthal
John A. MacKinnon